Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of disaggregation of Revenue

For the years ended December 31, 2018, 2019 and 2020, revenue is recognized and disaggregated by major source as below:

	2018	2019	2020
	US$	US$	US$
Real estate sales	2,139,370,792	2,387,031,568	1,604,891,939
Real estate management services income	63,447,420	67,488,169	91,208,307
Other revenue	5,148,101	11,984,304	14,870,460
Revenue from contracts with customers	2,207,966,313	2,466,504,041	1,710,970,706

Real estate lease income	9,584,972	16,128,771	34,792,485

Total revenue	2,217,551,285	2,482,632,812	1,745,763,191

Schedule of contract with customer, asset and liability

The following table presents the Group’s contract balances as of December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
Contract assets	23,093,235	28,708,229
Customer deposits (note 14)	1,106,098,647	952,939,384

Schedule of impact of adopting ASC 606 on consolidated statement of comprehensive income

	As previously	Effects of
	reported at	adoption
	December 31,	of Credit Loss	As adjusted at
	2019	ASUs	January 1, 2020
Consolidated balance sheets
Accounts receivable	97,911,510	(2,829,696)	95,081,814
Other deposits and prepayments	277,463,137	(1,908,929)	275,554,208
Amounts due from related parties	200,757,623	(1,781,767)	198,975,856
Total current assets	5,645,063,109	(6,520,392)	5,638,542,717
Total assets	7,421,664,433	(6,520,392)	7,415,144,041
Total equity	791,952,022	(6,520,392)	785,431,630

Schedule of useful lives

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20‑60 years

Schedule of interest expense

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2018, 2019 and 2020, was as follows:

	2018	2019	2020
	US$	US$	US$
Amortization of issuance cost related to long-term debt	8,624,334	8,132,103	116,249
Interest expense of finance leases	1,385,292	973,842	31,286,261
Interest on borrowings	271,831,465	308,747,957	312,779,581
Total interest costs	281,841,091	317,853,902	344,182,091
Total interest costs capitalized	(182,595,395)	(204,078,542)	(214,694,686)
Interest expense, net	99,245,696	113,775,360	129,487,405

Beijing Yuzhouyun Technology Development Center [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Yuzhouyun are as follows:

	December 31,	December 31,
	2019	2020
	US$	US$
Current assets	2,214,155	768,166
Non-current assets	4,244,195	2,771,533
Total assets	6,458,350	3,539,699

Current liabilities	13,967,333	4,801,975
Non-current liabilities	—	14,099,833

Total liabilities	13,967,333	18,901,808

The financial performance and cash flows of Yuzhouyun are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2020
	US$	US$
Revenue	12,555,974	3,525,255
Cost of revenue	(3,682,899)	(2,529,935)
Net loss	(1,796,997)	(6,935,441)
Net cash provided by/(used in) operating activities	368,379	(12,982,505)
Net cash used in investing activities	(1,885)	(13,837)
Net cash (used in)/provided by financing activities	(52,503)	12,256,166

RuizhuoXihui [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Ruizhuo Xihui are as follows:

December 31,
2020
US$
Current assets	3,167,587
Non-current assets	—
Total assets	3,167,587

Current liabilities	3,572,451
Non-current liabilities	—

Total liabilities	3,572,451

The financial performance and cash flows of Ruizhuo Xihui are as follows:

Year ended
December 31,
2020
US$
Revenue	81,984
Cost of revenue	—
Net loss	(382,874)
Net cash provided by operating activities	36,807
Net cash used in investing activities	—
Net cash used in financing activities	—